STOCK-BASED COMPENSATION PLANS - Quebecor outstanding and exercise price range of options (Details) - Quebecor Stock option plan $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) Option $ / shares	Dec. 31, 2018 CAD ($) Option $ / shares
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	1,562,892	440,000
Granted | Option	1,343,250	1,242,892
Transferred | Option	290,000
Exercised | Option	(590,000)	(100,000)
Cancelled | Option	(201,250)	(20,000)
Balance at end of year | Option	2,404,892	1,562,892
Vested options at end of year | Option		340,000
Balance at beginning of year (in CAD per share) | $ / shares	$ 23.40	$ 12.31
Granted (in CAD per share) | $ / shares	31.61	26.52
Transferred (in CAD per share) | $ / shares	13.24
Exercised (in CAD per share) | $ / shares	11.72	12.75
Cancelled (in CAD per share) | $ / shares	28.57	26.52
Balance at end of year (in CAD per share) | $ / shares	$ 29.20	23.40
Vested options at end of year (in CAD per share) | $ / shares		$ 12.17
Cash consideration on stock options exercised | $	$ 6.3	$ 1.2